Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
SQN Alternative Investment Fund III L.P.
Accumulated amortization of initial direct costs	$ 24,596
SQN AIF III GP, LLC and Subsidiary
Accumulated amortization of initial direct costs	$ 24,596